11. Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
11. Subsequent Events

On July 31, 2014, the Company entered into a Note Purchase Agreement with three accredited investors pursuant to which the Company raised gross proceeds of $4,350,000 and sold units consisting of five (5) year senior secured convertible notes in the aggregate principal amount of $4,350,000 convertible into shares of the Company’s common stock, par value $0.001 per share (the “ Common Stock ”) at $0.35 per share, subject to adjustment as provided therein (the “Note(s)”); and Series A Warrants exercisable to purchase 17,021,739 shares of Common Stock (the “ Warrant(s) ”). The sale was part of a private placement offering in which the Company offered for sale as units a maximum of $5,000,000 principal amount of Notes initially convertible into 14,285,715 shares of Common Stock and 19,565,217 Warrants.

The Notes bear interest at a rate of eight percent (8%) per annum and mature on July 30, 2019.  The Company has the right to prepay the Notes at any time after the one year anniversary date of the issuance of the Notes at a rate equal to 110% of the then outstanding principal balance and accrued interest. The Company paid a placement fee of approximately $437,000, including expenses and issued one five-year warrant exercisable in an aggregate amount of 1,242,857 shares of Common Stock at an exercise price of $0.35 per share and one five-year warrant exercisable in the aggregate amount of 1,702,174 shares of Common Stock at an exercise price of $0.23 per share.

The Company intends to invest the net proceeds in its wholly owned subsidiary, CLR Roasters, LLC (“CLR”), to fund the purchase of K-Cup manufacturing capabilities, to execute its option to acquire a second coffee plantation in Matagalpa, Nicaragua, and fund capital improvements on its plantations and processing plant and for the purchase of green coffee to accelerate the growth of its newly formed green coffee division.

Subsequent to June 30, 2014, the Company entered into an amendment agreement related to one of its business acquisitions that was consummated in a prior year, which reduces the maximum amount that will be paid to the seller. This resulted in a reduction in the estimated fair value of the related contingent acquisition debt, which is reflected in the estimated fair value of the contingent acquisition debt as of June 30, 2014.

None.